Other comprehensive income (loss) - Changes in accumulated other comprehensive income (loss) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013		Sep. 30, 2013
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	¥ 147	[1]	¥ (485)	[1]
Net unrealized gain on non-trading securities [Member]
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	(66)	[1]	(895)	[1]
Net unrealized gain on non-trading securities [Member] | Affected line items in consolidated statements of income [Domain]
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	66		895
Net unrealized gain on non-trading securities [Member] | Gain (loss) on investments in equity securities [Member]
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	153		1,708
Net unrealized gain on non-trading securities [Member] | Income tax expense [Member]
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	(65)		(502)
Net unrealized gain on non-trading securities [Member] | Net income [Member]
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	88		1,206
Net unrealized gain on non-trading securities [Member] | Net income attributable to noncontrolling interests [Member]
Other comprehensive income (loss) [Line Items]
Reclassifications out of accumulated other comprehensive income (loss)	¥ (22)		¥ (311)

[1]	Reclassifications out of accumulated other comprehensive income (loss) are as follows: